BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Earnings on billings to date	$ 1,901,176	$ 2,105,478	$ 718,530
Less: Billings	(1,584,265)	(1,584,265)	766,716
Total costs in excess of billings	$ 316,911	$ 521,213	$ (48,186)